RELATED PARTIES - Balances outstanding (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
ANTA Sports and subsidiaries | Current payables
Disclosure of transactions between related parties [line items]
Amount payable to related parties	$ 11.3	$ 6.3
ANTA Sports and subsidiaries | Current receivables
Disclosure of transactions between related parties [line items]
Accounts receivable to related parties	10.4	0.0
Parent company (Amer Sports Holding (Cayman) Limited) | Accounts receivable, net
Disclosure of transactions between related parties [line items]
Accounts receivable to related parties	0.0	18.0
Parent company (Amer Sports Holding (Cayman) Limited) | Other receivables
Disclosure of transactions between related parties [line items]
Accounts receivable to related parties	0.0	13.3
Parent company (Amer Sports Holding (Cayman) Limited) | Borrowings
Disclosure of transactions between related parties [line items]
Amount payable to related parties	0.0	11.9
Parent company (Amer Sports Holding (Cayman) Limited) | Interest expenses
Disclosure of transactions between related parties [line items]
Amount payable to related parties	0.0	0.8
Key management personnel | Provisions short and long-term incentive
Disclosure of transactions between related parties [line items]
Amount payable to related parties	7.9	17.9
Key management personnel | Other short-term benefit liabilities
Disclosure of transactions between related parties [line items]
Amount payable to related parties	0.8	0.6
Entity controlled by a member of the board of directors of Amer Sports, Inc. | Right-of-use asset / Lease liability
Disclosure of transactions between related parties [line items]
Amount payable to related parties	$ 0.8	$ 0.9